Annual Total Returns[BarChart] - Rising Rates Opportunity ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(37.45%)	(7.82%)	17.52%	(30.06%)	(1.52%)	(4.88%)	(11.94%)	4.15%	(17.38%)	(26.80%)